Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 23, 2024
Balance (in Shares) at Jun. 23, 2024
Issuance of Class B ordinary shares to Sponsor		$ 958	24,042		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		9,583,333
Sale of Private Placement Units	$ 43		4,249,957		4,250,000
Sale of Private Placement Units (in Shares)	425,000
Accretion for Class A ordinary shares to redemption amount			(4,979,021)	(8,885,666)	(13,864,687)
Fair Value of Public Rights at issuance			750,000		750,000
Allocated value of transaction costs to Class A shares			45,103		45,103
Forfeiture of Founder Shares		$ (125)	125
Forfeiture of Founder Shares (in Shares)		(1,250,000)
Net income				1,519,663	1,519,663
Balance at Dec. 31, 2024	$ 43	$ 833		(7,366,003)	(7,365,127)
Balance (in Shares) at Dec. 31, 2024	425,000	8,333,333
Accretion for Class A ordinary shares to redemption amount			(670,000)	(9,809,542)	(10,479,542)
Fair value of founder shares transferred			670,000		670,000
Net income				6,008,347	6,008,347
Balance at Dec. 31, 2025	$ 43	$ 833		$ (11,167,198)	$ (11,166,322)
Balance (in Shares) at Dec. 31, 2025	425,000	8,333,333